FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Foreign Currency Risk, Exposure (Details) - Currency risk - Australia, Dollars - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 28,287,082	$ 25,011,866
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	29,417,896	25,268,133
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ (1,130,814)	$ (256,267)